Total
Water Island Long/Short Fund
WATER ISLAND LONG/SHORT FUND
Investment Objective
The Fund seeks to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Water Island Long/Short Fund	Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Water Island Long/Short Fund		Class R	Class I
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		11.29%	11.28%
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings		0.23%	0.22%
All Remaining Other Expenses		11.06%	11.06%
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%
Total Annual Fund Operating Expenses		12.84%	12.58%
Fee Waiver	[2]	(10.87%)	(10.87%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.97%	1.71%
[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.
[2]	The Fund has entered into an Expense Waiver and Reimbursement Agreement with the Fund's investment adviser pursuant to which the adviser has contractually agreed to limit the total annual operating expenses of the Fund, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities, so that they do not exceed 1.69% of the Fund's average daily net assets allocable to the Class R shares and 1.44% of the Fund's average daily net assets allocable to the Class I shares. The agreement remains in effect until September 30, 2021 unless terminated at an earlier time by the Fund's Board of Trustees. The adviser may recoup any waived amount from the Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed existing expense limitations in effect at the time the amounts were waived, the recoupment does not cause the Fund to exceed the current expense limitation and the recoupment is done within three years after the date on which the expense was waived.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the financial highlights because the expense ratios in the Financial Highlights do not reflect Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Water Island Long/Short Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R	200	2,642	4,717	8,637
Class I	174	2,579	4,634	8,553

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 577% of the average value of its portfolio.

Principal Investment Strategies

To pursue its investment objective, the Fund employs a "long/short" investment strategy to attempt to achieve capital appreciation and manage risk by purchasing stocks believed to be undervalued and selling short stocks believed to be overvalued. The Fund's investment adviser (the "Adviser") believes that a combination of long and short positions may provide positive returns through a complete market cycle and may offer reduced risk.

The Adviser seeks to identify companies where recent events or potential future catalysts may drive the company's share price higher or lower. Examples of such events and catalysts, which the Fund refers to as "event-driven investment opportunities," include, but are not limited to: announcements or potential announcements of restructurings (bankruptcies, spinoffs, and asset sales), mergers and acquisitions, management change, institution of shareholder-friendly practices, regulatory changes, litigation, earnings results and outlook, and changes in industry or sector fundamentals.

The Adviser's investment approach is to identify these event-driven investment opportunities and purchase or sell short such securities when the Adviser believes the market is under or over appreciating the potential value creation opportunity from such event or catalyst. The Adviser may sell an investment held long or close a short position, or buy the security to cover a short investment, for a number of reasons, including if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in the Adviser's view, more fairly valued in the market. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading of portfolio securities to achieve its investment objective. In certain circumstances, the Adviser may seek to proactively engage with company management to address opportunities that may further unlock value or discuss concerns.

The Adviser derives the ratio between long and short positions for the Fund based on its bottom-up analysis supplemented with macro-economic and market analyses. Under normal market conditions, the net long exposure of the Fund (long exposure minus short exposure) will range between 20% and 80%. The Adviser seeks to minimize the variability of Fund returns by managing long and short exposures and/or by holding a material level of cash and/or cash equivalents. For example, the Fund may hold long positions in securities with a value equal to 70% of its net assets and have short sale obligations equal to 35% of its net assets, resulting in 35% net long exposure. Assuming a 70% long exposure, 30% of Fund assets will be held in cash or cash equivalents, including cash and cash equivalents held to cover the Fund's short sale obligations. During periods of excessive market risk or when there is a lack of attractive investment opportunities that meet the Fund's investment objective, the Adviser may reduce the net long exposure of the Fund or may hold material levels of cash and/or cash equivalents. The Fund may at times hold long and short positions that in the aggregate exceed the value of its net assets (i.e., so that the Fund is effectively leveraged).

In order to meet its investment objective, the Fund will invest in a portfolio of securities including: equities, debt (such as corporate bonds, debentures, notes, and other similar instruments), warrants, distressed, high-yield (these are referred to as junk bonds), convertible, preferred, when-issued, and other securities the Adviser believes will further its investment objective. The Fund invests primarily in long and short positions in equity securities, such as common stock, preferred stock and securities convertible into such stock, and other instruments that have economic characteristics similar to equity securities. The Fund may also invest in derivatives. The principal types of derivatives in which the Fund may invest are options, total return swaps, credit default swaps, credit default indexes, currency forwards, and futures. The Fund may also invest in the common stock of and other interests (e.g., warrants and rights) in special purpose acquisition companies or similar special purpose entities (collectively, "SPACs"). The Fund may also invest in private placement and restricted securities. Furthermore, the Fund may invest in instruments, such as commodity-related exchange traded funds ("ETFs") and exchange traded notes ("ETNs"). The Adviser expects the Fund's assets to be invested in various industries; however, if, for example, a large percentage of investment opportunities occurring within the U.S. are within one industry over a given period of time, a large portion of the Fund's assets could be concentrated in that industry for that period of time.

The Fund is not limited with respect to issuer, geography, market capitalization, credit quality, sector or industry. The Fund is non-diversified, which means that it may invest a greater portion of its assets in one or a limited number of issuers and may invest overall in a smaller number of issuers than a diversified fund. The Fund may hold a significant portion of its assets in cash, money market funds, or short-term investments for defensive purposes, to preserve the Fund's ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after the closing of a number of transactions in which it has invested. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

Principal Risks

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Event-Driven Risk: Event-driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated, or involve a longer time frame than originally contemplated. Event-driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause the Fund to experience investment losses, impacting its shares negatively.

Merger Arbitrage Risk: The principal risk associated with the Fund's merger arbitrage investment strategy is that the proposed corporate reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

Special Situations Risk: The Fund may seek to benefit from "special situations," such as mergers, acquisitions, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. Investing in special situations carries the risk that certain of such situations may not happen as anticipated or the market may react differently than expected to such situations. The securities of companies involved in special situations may be more volatile than other securities, may at times be illiquid, or may be difficult to value. Certain special situations carry the additional risks inherent in difficult corporate transitions and the securities of such companies may be more likely to lose value than the securities of more stable companies.

SPACs Risk: The Fund may invest in stocks of, warrants to purchase stocks of, and other interests (e.g., warrants and rights) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, "SPACs"). Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisition opportunities, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. An investment in a SPAC is subject to a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be replaced or retired by the SPAC at an unfavorable price; (vi) the Fund will be delayed in receiving any redemption or liquidation proceeds from the SPAC to which it is entitled; (vii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; and (viii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Short Sale Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund's investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the Fund's performance. When the Fund sells a security short, it must maintain a segregated amount of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper and long equity positions). The need to maintain cash or other liquid assets in segregated accounts could limit the Fund's ability to pursue other opportunities as they arise. Short positions may introduce additional risk to the Fund because a short position loses value as a security's price increases and there is no theoretical ceiling to the price of the shorted security. Therefore, securities sold short have unlimited risk.

Market Risk: Market risk is the possibility that securities prices will fluctuate over time. Market risk may affect a single issuer, an entire industry, or the market as a whole. Securities markets may from time to time experience short-term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the value of the Fund's investments, and investors could lose money due to this price fluctuation. The global outbreak of novel coronavirus (or COVID-19) is currently creating unprecedented economic and social uncertainty throughout the world and related market volatility. This uncertainty could lead to corporate events such as mergers, acquisitions, and restructurings breaking or forcing the Fund to allocate assets to alternative strategies. The COVID-19 pandemic, other pandemics or epidemics, and local, regional or global natural or environmental disasters, wars, acts of terrorism, or similar events could have a significant adverse impact on the Fund and its investments and could result in increased volatility of the Fund's net asset value.

Sector Risk: The securities of companies in the same or related businesses ("sectors"), if comprising a significant portion of the Fund's portfolio, may in some circumstances react negatively to market conditions, interest rates, and economic, regulatory or financial developments, and may adversely affect the value of the Fund's portfolio, to a greater extent than if such securities comprised a lesser portion of the Fund's portfolio or if the Fund's portfolio was diversified across a greater number of sectors. Some sectors have particular risks that may not affect other sectors.

Options Risk: Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

Large Shareholder Transaction Risk: A significant percentage of the Fund's shares may be owned or controlled by certain large shareholders. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund's NAV and liquidity. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio. Similarly, large share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Hedging Transaction Risk: The success of the Fund's hedging strategies will be subject to the Adviser's ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategies and the performance of the investments in the Fund's portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

High Portfolio Turnover Risk: The Fund normally expects to engage in active and frequent trading and expects to have a high portfolio turnover rate (over 100%). This may increase the Fund's brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Concentration Risk: If a large percentage of mergers or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as "junk bonds." Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Counterparty Risk: The Fund may enter into various types of derivative contracts with a counterparty that may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, because contract performance depends, in part, on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund.

Swap Risk: The Fund may enter into total return swaps to gain investment exposure to the underlying security or securities in a more efficient or economically attractive manner than direct ownership. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Fund may also enter into credit default or credit default index swaps with qualified broker-dealer counterparties. In a credit default swap, one party typically makes an upfront payment and a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity on its obligation or other credit-related event. The Fund may use swaps for any investment purpose, including as part of a merger arbitrage or event-driven strategy involving pending corporate reorganizations. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain Securities and Exchange Commission and Commodity Futures Trading Commission rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund's ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Private Placement and Restricted Securities Risk: Private placement and other restricted securities are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placement and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund's performance may be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with the occurrence of adverse events affecting a particular issuer than a diversified fund.

Initial Public Offering (IPO) Risk: The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because the fluctuation of such investments would have a magnified impact on the Fund.

Convertible Security Risk: Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm's capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment, and changes in the issuer's operating results and credit ratings.

Derivatives Risk: In general, a derivative instrument typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or price of the underlying asset (or basket of assets or index), which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and may include forward contracts, options (both written and purchased) and swap contracts.

LIBOR Rate Risk: Many debt securities, derivatives, and other financial instruments, including some of the Fund's investments, utilize the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. Plans are underway to phase out the use of LIBOR by the end of 2021. Several working groups and regulatory authorities have suggested replacements for LIBOR. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund's performance.

ETF Risk: Unlike shares of traditional mutual funds, shares of ETFs are listed and traded on securities exchanges and in over-the-counter markets, and the purchase and sale of these shares involve transaction fees and commissions. In addition, shares of an ETF are issued in "creation units" and are not redeemable individually except upon termination of the ETF. To redeem, a Fund must accumulate enough shares of an ETF to reconstitute a creation unit. The liquidity of a small holding of an ETF, therefore, will depend upon the existence of a secondary market. Also, even though the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below or above the ETF's NAV.

ETN Risk: ETNs are unsecured debt obligations of financial institutions that trade on a securities exchange. ETN payment terms are linked to the performance of a reference index or benchmark, representing the ETN's investment objective. They are different from traditional corporate bonds in that an ETN does not pay a stated rate of interest but rather provides a return based on the performance of a reference index or benchmark (less any investor fees). ETNs may be linked to a broad-based securities index or to an index tied to emerging markets, commodities, a specific sector or other assets. ETNs are subject to issuer credit risks, market risks from the performance of their index or benchmark, price volatility risk and liquidity risk, and may be subject to leverage risk.

Temporary Investment/Cash Management Risk: The Fund may hold a significant portion of its assets in cash, money market funds, or short-term investments for temporary defensive purposes in response to adverse market, economic, political or other conditions, to preserve the Fund's ability to capitalize quickly on new market opportunities or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. These investments may include money market funds, money market instruments such as Treasury bills, securities issues by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper, and repurchase agreements for the above securities, and investment companies that invest primarily in such instruments. To the extent the Fund maintains cash or holds short-term investments, the Fund may not achieve its investment objective. and may also be subject to additional risks, including market, interest rate, and credit risk.

Preferred Securities Risk: Investments in preferred stocks may be subject to the risks of deferred distribution payments, subordination to debt instruments, a lack of liquidity compared to equity securities, limited voting rights, and sensitivity to interest-rate changes.

Small and Medium Capitalization Securities Risk: Securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These securities companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Leverage Risk: If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. Should the Fund employ leverage, the Fund's net asset value may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants to make a market in fixed-income securities, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. To enhance investment value and/or protect shareholder rights, from time to time, the Fund may participate in various types of litigation, including but not limited to shareholder appraisal rights petitions and class action lawsuits. If the Fund exercises its appraisal rights, it may experience limited liquidity on its investment while the subject securities are being appraised. Illiquid and relatively less liquid investments may be harder to value, especially in turbulent markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.

Interest Rate Risk: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. When interest rates fall, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise, the market value of the respective debt securities and preferred securities usually declines. As such, a change in interest rates may affect prices of the Fund's debt securities and preferred securities and, accordingly, the Fund's share price.

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions may be higher in foreign countries than in the U.S.. The U.S. dollar value of foreign securities traded in foreign currencies held by the Fund or by funds in which the Fund invests (and any dividends and interest earned) may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the U.S., may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Active Management Risk: The Fund is an actively managed investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. The return of currency forward and futures contracts utilized for currency hedging may not perfectly offset the actual fluctuations of the foreign currencies relative to the U.S. dollar and may prevent the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks.

Performance Information

The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund's performance has varied over time.

The bar chart and performance table shown below depict the performance of the Fund's Class R shares for the period indicated and show how the Fund's average annual total returns compare with those of the ICE BofA U.S. 3-Month Treasury Bill Index and the Standard & Poor's 500® Index. The performance table reflects the performance of the Fund's Class R shares before and after taxes and the Fund's Class I shares before taxes. Performance for periods prior to May 12, 2019 does not reflect the current investment strategy. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated information on the Fund's performance can be obtained by visiting www.arbitragefunds.com.

During the period shown in the bar chart, the highest return for a quarter was 4.86% during the quarter ended March 31, 2019 and the lowest return for a quarter was (6.05)% during the quarter ended September 30, 2015.

The year-to-date return of the Fund's Class R shares through June 30, 2020 is 9.37%.

While the Class I shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class I shares will differ from that shown above since the Classes do not have the same expenses.

Year-by-Year Annual Total Returns through December 31, 2019 – Class R Shares

Average Annual Total Returns for Periods Ended December 31, 2019
Average Annual Total Returns

The table below shows the Fund's average annual total returns for Class R shares and Class I shares compared with those of the ICE BofA U.S. 3-Month Treasury Bill Index and the Standard & Poor's 500® Index. The table also presents the impact of taxes on the returns of the Fund's Class R shares. After-tax returns are shown for Class R shares only, and after-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Average Annual Returns - Water Island Long/Short Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Class R	6.65%	0.82%	0.82%	Dec. 31, 2014
Class I	6.92%	0.87%	0.87%	Dec. 31, 2014
After Taxes on Distributions | Class R	6.21%	0.49%	0.49%
After Taxes on Distributions and Sale of Fund Shares | Class R	4.22%	0.52%	0.52%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	2.28%	1.07%	1.07%	Dec. 31, 2014
Standard & Poor's 500® Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	11.46%	Dec. 31, 2014
[1]	The inception date for Class R shares and Class I shares is December 31, 2014, The "Since Inception" returns reflected for the ICE BofA U.S. 3-Month Treasury Bill Index and the Standard & Poor's 500 Index are based on the inception date for Class R and Class I shares. Returns before May 12, 2019 represent the previous strategy of the Fund.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.